STOCK OPTIONS (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 26, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, number outstanding		1,414,286						1,414,286		966,072	300,000
Common stock shares issued		3,857,906						3,857,906		5,121,384	3,460,459
Common stock shares outstanding		3,857,906						3,857,906		5,121,384	3,460,459
Unrecognized stock-based compensation										$ 4,600,000
Recognized weighted average period								3 years		2 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value											$ 1,000,000.0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price										$ 6.88	$ 2.18
Unrecognized stock-based compensation		1,150,000			$ 339,881			$ 1,752,000	$ 927,961	$ 1,246,182	$ 378,559
Issued for services			$ 2,031	$ 115,580	17,928	$ 24,898	$ 23,499			79,209	58,221
Operating expenses		1,780,235			811,752			3,453,341	1,948,487	2,758,731	927,726
Net loss		(1,795,478)	(821,409)	(857,644)	$ (811,752)	(822,900)	(313,507)	(3,474,531)	$ (1,948,159)	(2,757,687)	(920,418)
Accumulated deficit		$ (8,249,230)						$ (8,249,230)		$ (4,774,699)	$ (2,017,012)
Earnings per share diluted		$ (0.47)			$ (0.16)			$ (0.74)	$ (0.44)	$ (0.54)	$ (0.20)
Repriced legacy Options, Shares	700,000							(700,000)
Weighted-Average Exercise Price, Repriced legacy Options (modification)	$ 140.00							$ 140.00
Weighted-Average Exercise Price, Reissued legacy options (repriced)	$ 4.50							$ 4.50
Incremental fair value of modified awards	$ 1,518,000
Vested awards and remainder recognized	$ 318,000
Options exercised, shares								(0)
Proceeds from Stock Options Exercised		$ 1,150,000			$ 315,881			$ 1,680,000	$ 849,961
Share-Based Payment Arrangement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation								2,100,000
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation											$ 108,725
Issued for services											89,234
Stock based compensation											269,834
Operating expenses											819,001
Net loss											811,693
Accumulated deficit											$ 1,908,287
Previously Reported [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earnings per share diluted											$ 0.18
Previously Reported [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Earnings per share diluted											$ 0.20
Revision of Prior Period, Adjustment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock based compensation											$ 378,559
Operating expenses											927,726
Net loss											920,418
Accumulated deficit											2,017,012
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares issued										0
Common stock shares outstanding										0
Issued for services			1	18	2	2	2	$ 117,611		$ 7	12
Net loss